Grant revenue	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Grant revenue
Grant revenue

4.Grant revenue

Research and Development tax incentives

In order to encourage the industry to invest more in R&D, the Australian government offers a tax incentive that reduces the Company’s R&D costs by offering tax offsets for eligible R&D expenditure. Under the R&D Tax Incentive, Vast is eligible to receive a refundable R&D tax offset in respect of its eligible R&D expenditure.

R&D tax incentives

	Six Months Ended December 31,
	2023	2022

	(In thousands of US Dollars)
Refundable R&D tax offset for the half-year	$440	$339
R&D Tax credit recoveries recognised as grant income	$440	$339

4.Grant revenue

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
ARENA grant	$—	$1,001
R&D tax credit recoveries	651	753
	$651	$1,754

a)ARENA grant

Contributions have been received from the Australian Renewable Energy Agency (ARENA) in relation to funding a 30MW concentrated solar thermal power reference plan variation contract (variation funding agreement) and associated R&D activities. See Note 21 — Contingent assets, liabilities & commitments.

Government grants are deferred when received and subsequently recognised in profit or loss in line with the recognition of expenses for which the grants were intended to compensate. As of June 30, 2023 and 2022, respectively, no grant income was deferred on the balance sheet, all of the deferred grant income as of June 30, 2021 has been recognised in profit during the year ended June 30, 2022 ($1.0 million).

b)Research and Development tax incentives

In order to encourage the industry to invest more in R&D, the Australian government offers a tax incentive that reduces the Company’s R&D costs by offering tax offsets for eligible R&D expenditure. Under the R&D Tax Incentive, Vast is eligible to receive a refundable R&D tax offset in respect of its eligible R&D expenditure.

R&D tax incentives

	Year Ended June 30,
	2023	2022

	(In thousands of US Dollars)
Refundable R&D tax offset for the year	$651	$753
R&D Tax credit recoveries recognised as grant income	$651	$753